Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease (Detail) $ in Thousands	Mar. 26, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 2,146
2024	2,141
2025	2,139
2026	1,794
2027	13,387
Thereafter	1,893
Total	$ 23,500